UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, D.C.  20549

	FORM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment	[ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		DAFNA Capital Management, LLC
Address:	10990 Wilshire Boulevard, Suite 1400
		Los Angeles, CA 90024

13F File Number:	28-12327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nathan Fischel
Title:	CEO & CCO
Phone:	(310) 954-3200
Signature, Place, and Date of Signing:


Nathan Fischel, MD, CFA		Los Angeles, CA		May 15, 2012

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28 -
    ----------------------   ---------------------------------------
 [Repeat as necessary.]


SEC 1685 (3-01)     Persons  who  respond  to  the   collection  of  information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1

Form 13F Information Table Entry Total:	57

Form 13F Information Table Value Total:	$63,766
                                        ---------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.      Form 13F File Number    Name

      1        28 - 12328               Nathan Fischel
      -------       ------------------  --------------------------------
      [Repeat as necessary.]

--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- -------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
--------------------------------- -------- ---------- -------- ------------ ---- ---- ---------- -------- --------- ------- -------


ACHILLION PHARMACEUTICALS         COM       00448Q201     712       74300    SH        Sole                  74300
ASPENBIO PHARMA INC               COM NEW   045346202      14       19173    SH        Sole                  19173
ARIAD PHARMACEUTICALS INC         COM       04033A100    5107      319615    SH        Sole                 319615
CARDIONET INC                     COM       14159L103    1052      341476    SH        Sole                 341476
BIODEL INC                        COM       09064M105      62      104840    SH        Sole                 104840
BIOLINERX LTD                 SPONSORED ADR 09071M106     251       87413    SH        Sole                  87413
BIOSPECIFICS TECHNOLOGIES         COM       090931106     764       48298    SH        Sole                  48298
COMBIMATRIX CORPORATIO     *W EXP 05/01/201 20009T113       3       23266    SH        Sole                  23266
CONCEPTUS INC                     COM       206016107     277       19272    SH        Sole                  19272
CARDICA INC                       COM       14141R101    1358      634469    SH        Sole                 634469
CARDIOVASCULAR SYSTEMS INC        COM       141619106     263       28470    SH        Sole                  28470
NEURALSTEM INC                    COM       64127R302     276      246800    SH        Sole                 246800
CUTERA INC                        COM       232109108     446       52163    SH        Sole                  52163
CYTRX CORP                        COM NEW   232828301     151      376500    SH        Sole                 376500
DIGIRAD CORP                      COM       253827109     313      149169    SH        Sole                 149169
DERMA SCIENCES INC            COM PAR $.01  249827502     789       82009    SH        Sole                  82009
DISCOVERY LABORATORIES INC        COM NEW   254668403    2747     1025000    SH        Sole                1025000
DYNAVAX TECHNOLOGIES CORP         COM       268158102    4445      883652    SH        Sole                 883652
DEXCOM INC                        COM       252131107     209       20000    SH        Sole                  20000
EDAP TMS SA                  SPONSORED ADR  268311107     475      250000    SH        Sole                 250000
ENTEROMEDICS INC                  COM NEW   29365M208     456      201802    SH        Sole                 201802
EXACTECH INC                      COM       30064E109     536       33836    SH        Sole                  33836
GREATBATCH INC                    COM       39153L106     516       21043    SH        Sole                  21043
GILEAD SCIENCES INC               COM       375558103     520       10650    SH        Sole                  10650
GIVEN IMAGING LTD                 ORD SHS   M52020100    1630       87009    SH        Sole                  87009
GRAYMARK HEALTHCARE INC      COM PAR $.0001 389465303     350      700401    SH        Sole                 700401
INFUSYSTEM HOLDINGS INC           COM       45685K102    1174      605061    SH        Sole                 605061
ISIS PHARMACEUTICALS INC          COM       464330109    1238      141200    SH        Sole                 141200
JOHNSON & JOHNSON                 COM       478160104     620        9400    SH        Sole                   9400
MASIMO CORPORATION                COM       574795100     409       17500    SH        Sole                  17500
MEDIVATION INC                    COM       58501N101     187        2500    SH        Sole                   2500
MEDLINK INTERNATIONAL INC         COM       58502M102       9      156751    SH        Sole                 156751
MANNKIND CORP              NOTE 3.750% 12/1 56400PAA0    1012     1891000    PRN       Sole                1891000
MISONIX INC                       COM       604871103     130       64286    SH        Sole                  64286
NEUROMETRIX INC                   COM NEW   641255203     147      198716    SH        Sole                 198716
NUVASIVE INC                NOTE 2.750% 7/0 670704AC9     855     1000000    PRN       Sole                1000000
NOVADAQ TECHNOLOGIES INC          COM       66987G102    6601     1007786    SH        Sole                1007786
ONCOLYTICS BIOTECH INC            COM       682310107     215       50800    SH        Sole                  50800
ONCOTHYREON INC                   COM       682324108     277       63450    SH        Sole                  63450
PHARMACYCLICS INC                 COM       716933106    5762      207577    SH        Sole                 207577
PROTALIX BIOTHERAPEUTICS INC      COM       74365A101     478       75000    SH        Sole                  75000
INSULET CORPORATION         NOTE 3.750% 6/1 45784PAC5    3151     3000000    PRN       Sole                3000000
INSULET CORP                      COM       45784P101    3154      164781    SH        Sole                 164781
POZEN INC                         COM       73941U102    1077      179548    SH        Sole                 179548
RIGEL PHARMACEUTICALS INC         COM NEW   766559603    1996      247994    SH        Sole                 247994
ROCKWELL MEDICAL TECH INC         COM       774374102     577       61040    SH        Sole                  61040
RTI BIOLOGICS INC                 COM       74975N105     386      104262    SH        Sole                 104262
SPECTRANETICS CORP                COM       84760C107    1165      112062    SH        Sole                 112062
SUNSHINE HEART INC                COM       86782U106     264       29791    SH        Sole                  29791
STEREOTAXIS INC                   COM       85916J102     475      730658    SH        Sole                 730658
TRANSGENOMIC INC                  COM       89365K206     600      500000    SH        Sole                 500000
THERAGENICS CORP                  COM       883375107    1021      554751    SH        Sole                 554751
TRANS1 INC                        COM       89385X105    1895      516324    SH        Sole                 516324
TRIUS THERAPEUTICS INC            COM       89685K100     178       33204    SH        Sole                  33204
VASCULAR SOLUTIONS INC            COM       92231M109     313       29002    SH        Sole                  29002
VIKING SYSTEMS INC                COM       92685Q200     742     3657168    SH        Sole                3657168
YM BIOSCIENCES INC                COM       984238105    3935     2115799    SH        Sole                2115799






